ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements and Loan Agreement (Details) - 12 months ended Dec. 31, 2011 - Consolidated VIEs $ in Thousands	CNY (¥)	USD ($)
Lanting Gaochuang | CEO
The VIE arrangements
Ownership interest in VIE (as a percent)	51.00%
Lanting Gaochuang | Lanting Huitong
The VIE arrangements
Ownership interest in VIE (as a percent)	49.00%
Lanting Jishi | CEO
Loan Agreement
Amount of loan extended	¥ 255,000	$ 41
Loan agreement term	10 years